                                STI CLASSIC FUNDS

                      SUPPLEMENT DATED MARCH 7, 2000 TO THE
    EQUITY FUNDS TRUST SHARES PROSPECTUS, SUNTRUST SPONSORED RETIREMENT PLAN PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 1, 1999
                           AND ANY SUPPLEMENTS THERETO

This supplement provides new and additional information beyond that contained in the Prospectuses and Statement of Additional Information and should be read in conjunction with the Prospectuses and Statement of Additional Information.

Effective March 7, 2000, the Small Cap Equity Fund will be renamed the Small Cap Value Equity Fund.

Under the "Performance Information" section continued on the page 19 of the Equity Trust Shares prospectus and on page 27 of the SunTrust Sponsored Retirement Plan Prospectus, the performance table is deleted and replaced with the following information:

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999, TO THOSE OF THE FRANK RUSSELL 2000 VALUE INDEX. PREVIOUSLY THE FUND'S RETURNS HAD BEEN COMPARED TO THE FRANK RUSSELL 2000 INDEX, BUT THE ADVISER BELIEVES THAT THE FRANK RUSSELL 2000 VALUE INDEX, BECAUSE OF ITS GREATER EMPHASIS ON COMPANIES WITH LOWER GROWTH RATES AND PRICE-TO-BOOK RATIOS, MORE ACCURATELY REFLECTS THE TYPES OF SECURITIES IN WHICH THE FUND INVESTS.

--------------------------------------- ----------------------- ----------------------- ----------------------------

TRUST SHARES                                    1 YEAR                  5 YEAR                SINCE INCEPTION
--------------------------------------- ----------------------- ----------------------- ----------------------------

Small Cap Value Equity Fund                     -2.72%                  14.44%                    13.63%*
--------------------------------------- ----------------------- ----------------------- ----------------------------

Frank Russell 2000 Value Index                  -1.49%                  13.13%                    11.41%*
--------------------------------------- ----------------------- ----------------------- ----------------------------

Frank Russell 2000 Index                        21.26%                  16.69%                    15.09%*
--------------------------------------- ----------------------- ----------------------- ----------------------------

* SINCE 8/31/94

Under the "What is an Index?" heading in each prospectus, the index description is deleted and replaced with the following:

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The previous index, the Frank Russell 2000 Index, is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest companies. The Frank Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest companies with lower growth rates and price-to-book ratios.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                STI CLASSIC FUNDS

                      SUPPLEMENT DATED MARCH 7, 2000 TO THE
                   EQUITY FLEX AND INVESTOR SHARES PROSPECTUS
                           AND STATEMENT OF ADDITIONAL
                        INFORMATION DATED OCTOBER 1, 1999
                           AND ANY SUPPLEMENTS THERETO

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION.

Effective March 7, 2000, the Small Cap Equity Fund will be renamed the Small Cap Value Equity Fund.

Under the "Performance Information" section continued on page 15 of the Equity Funds Flex and Investor Shares Prospectus, the performance table is deleted and replaced with the following information:

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999, TO THOSE OF THE FRANK RUSSELL 2000 VALUE INDEX. PREVIOUSLY THE FUND'S RETURNS HAD BEEN COMPARED TO THE FRANK RUSSELL 2000 INDEX, BUT THE ADVISER BELIEVES THAT THE FRANK RUSSELL 2000 VALUE INDEX, BECAUSE OF ITS GREATER EMPHASIS ON COMPANIES WITH LOWER GROWTH RATES AND PRICE-TO-BOOK RATIOS, MORE ACCURATELY REFLECTS THE TYPES OF SECURITIES IN WHICH THE FUND INVESTS.

-------------------------------------- ---------------------- ------------------------- ----------------------------

FLEX SHARES                                   1 YEAR                   5 YEAR                 SINCE INCEPTION
-------------------------------------- ---------------------- ------------------------- ----------------------------
Small Cap Value Equity Fund                   -5.59%                   13.85%                     13.07%*
-------------------------------------- ---------------------- ------------------------- ----------------------------

Frank Russell 2000 Value Index                -1.49%                   13.13%                     11.41%*
-------------------------------------- ---------------------- ------------------------- ----------------------------

Frank Russell 2000 Index                      21.26%                   16.69%                     15.09%*
-------------------------------------- ---------------------- ------------------------- ----------------------------

* SINCE 8/31/94

Under the "What is an Index?" heading, the index description is deleted and replaced with the following:

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The previous index, the Frank Russell 2000 Index, is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest companies. The Frank Russell 2000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest companies with lower growth rates and price-to-book ratios.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                       2